UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

December 31, 2016

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

DECEMBER 31, 2016 (UNAUDITED)

Dear Shareholders,

Last year was an interesting year culminated by the presidential election and controversy surrounding it.  The end of the year for stock markets was surprisingly robust, but to achieve the highest returns you had to be in exactly the right stocks or indexes.  Bond markets were more difficult as the reality of rising interest rates caused bond values to retreat a bit toward the end of the year.  Still, overall it was a positive year for most asset classes.

We went into the last quarter of  2016 with a conservative bias that resulted in fewer gains at year end in the stock funds.  Anticipating rising interest rates, we have kept average maturities short, which is a positive as rates rise.

Regarding performance:

•

The “Trump Rally” has taken markets to all-time highs.  But the rally is somewhat less than it might appear.  If you did not own the top 3-5 stocks of the Dow Jones Industrial Index, you made much less and only a third actually did much better than the average from the election through December.

•

Index returns are not representative of most investor portfolios.  For good reason most investors are diversified and are invested according to personal objectives, and direct comparison to any one index is not appropriate.  If you are diversified   among sectors, including international, and balanced with bonds and cash, it would be unrealistic to   have achieved double-digit returns in 2016.  A classic “balanced” portfolio having 1/3 in cash/bonds and 2/3 invested broadly in large, small and international stocks might have returned, after expenses, 4-8% in 2016 depending on actual weighting to sectors.

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

DECEMBER 31, 2016 (UNAUDITED)

Diversified Portfolio 2016 (33% Bonds & Cash)

USTREAS T-Bill Auction Ave 3 Mon	0.34%
BBgBarc US Govt/Credit 1-3 Yr TR USD	1.28%
BBgBarc US Govt/Credit Interm Yr TR USD	2.08%	33% bonds/cash
S&P 500 TR USD	14.80%
NASDAQ Composite TR USD	8.87%	22.2% Lg Stck
Russell 2000 TR USD	21.31%	11.1% Sm Stck
MSCI EAFE NR USD (Intl Developed)	1.00%
Credit Suisse Emerging Mkts USD	4.47%	22.2% Intl
DJ US Select REIT TR USD	6.68%	11.1% RE
	6.76%
Less typical portfolio expenses	-1.25%
	5.51%

MSCI ACWI NR USD (World Stock)	7.86%	70% alloc
BBgBarc US Govt/Credit Interm Yr TR USD	2.08%	30% alloc
2/3 World Stock & 1/3 Bonds	5.91%
Less typical portfolio expenses	-1.25%
	4.66%

Regarding the Future:

•

PE Ratios and other valuation measures are historically high.  Can business growth increase enough to support current valuations?

•

The current bull market is a bit long in the tooth at almost 8 years and the second longest in modern history.  Only the 1987-1999 was longer.

•

There are positive factors that could keep the market going up, especially if the Trump administration emphatically moves to enact its business-friendly and middle class relief agenda items.  Such could stimulate a continued market upturn.

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

•

But we think risks outweigh rewards.  Risk Management and sound financial planning are likely to be the key to success going forward.

Here are some questions to consider:

1.

Is your cash flow (budget) under control?

2.

Are you on the right career or retirement/independence path?

3.

If you are not retired, are you saving and investing enough every month to meet your needs in retirement?  Do you know how much you will need?  Do you know how much you need to save and invest and what return you will need to make to reach your goals?

4.

Have you even defined your goals?  What do you want to accomplish with the rest of your life?

5.

If you are in retirement, are your income-producing assets allocated in a manner that meets income needs, walls in risks, and gives you a reasonable probability that you will not outlive your money?

6.

Do you have…

a.

A list of defined objectives?  Personal, business, family, ministry and charity?

b.

A strategy to control cash flow and minimize taxes?

c.

A coordinated plan to take care of risks, including investment and assets, health, disability, property, auto, liability, business, family, and death?

d.

A realistic investment plan that fits your own objectives?

e.

An understanding of financial products that allows you to make wise decisions independent of sales people?

f.

An estate strategy, including best forms of ownership, beneficiaries, wills, and trusts as are beneficial to you and your heirs?

g.

In other words an overall financial plan based on sound principles and timeless wisdom?

If you would like help with your personal or business planning, please give us a call and set up a meeting.  It can be very wise to go over the basics and make sure your organization and planning is the way you want it to be.  We are happy to meet with you for up to an hour with no cost or obligation.

Thank you for your continued confidence and trust.

Sincerely yours,

J. Andre Weisbrod

Chairman, STAAR Investment Trust Board of TTEEs

CEO, STAAR Financial Advisors, Inc., Adviser to the Funds

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

DECEMBER 31, 2016 (UNAUDITED)

For a review of the overall markets and index performance, please read the Letter to Shareholders at the beginning of this report.

AltCat Fund Management Discussion of Performance

The AltCat Fund experienced a +2.9% return for 2016.  This trailed the MSCI ACWI world stock capital weighted index (+7.9%) and the Morningstar World Stock Funds average (+5.5%). The difference was due to a higher than normal cash equivalent in the fund.  We think the risks in global stocks has increased and therefore are being more conservative and we did not emphasize some of the narrow investment areas that saw the big post-election gains.  Investors should understand that the AltCat Fund does not fit neatly into any category.  It is flexibly managed and utilizes a wider scope of categories to maximize diversity, including emerging markets large and small company stocks and funds, and alternative investments such as precious metals, short ETFs, and others that may not be represented in the benchmark indexes.  Overall, we are not satisfied with the performance and are working hard to evaluate and choose positions in 2017.

Markets and sectors have continued to experience volatility and large computer trading activities have skewed behavior in many areas.  We are not day traders or short-term momentum investors.  As with all our stock funds, we are seeking to organize our portfolio so as to achieve good long term returns in line with our objectives with an eye to cautious risk management.  We are looking ahead three to five years and are willing to look short-term stupid if we are long-term right.

Among our best performing major positions owned at the beginning of the year were Inventure Foods (+38.7%), Eastgroup Properties (+37.2%), Franklin Natural Resources Fund (+34.6%), Vanguard Energy Fund (+33.1%), WisdomeTree SmallCap Dividend Fund (+31.1%), iShares North American Natural Resources ETF (+30.1%), Northern Trust Co. (+25.6%), One Liberty Properties (+24.8%), Huntington Bancshares Inc. (+22.2%), and iShares S&P Small-Cap 600 Growth ETF (+22.0%).

During the year we added SPDR Gold Shares ETF, AT&T Inc., SPDR S&P 500 High Div. Low Volatility ETF and a few others that have provided decent returns.

Among the disappointing major positions were iShares Nasdaq Biotechnology ETF (-21.5%), United Guardian Inc. (-15.1%), Bristol Myers Squibb (-13.4%), VF Corp (-11.8%), Vanguard Health Care Fund (-9.0%), HCP Inc. (-6.9%) and iShares Global Health Care ETF (-6.2%).   During the year we also took some short positions to protect the portfolio, which resulted in losses.

General Bond Fund Management Discussion of Performance

The Fund generated a +1.6% return for 2016, which trailed the Barclays US Gov’t/Credit 1-5 Year Total Return Index (+2.1%).  Since our average maturity is under three years, this fund is more comparable to short term bond funds and the Barclay’s Gov’t/Credit 1-3 Year Aaa Index (+1.3%), which the GBF exceeded.  Our objective is to create a reasonable total return with less risk than most intermediate and long term bond funds.

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

With interest rates likely to rise in coming years, we think it prudent to keep average maturities and duration toward the short term side, and we are satisfied that the 2016 return is representative of our objectives and that the portfolio is well positioned to weather rising interest rates.

International Fund Management Discussion of Performance

International stocks continued to experience difficulties as many countries undergo significant economic stress.  However, foreign stock markets rebounded in the last half of 2016.   The INTF was virtually even for the year at -0.1%, which trailed the EAFE International Index (+1.0%) and the Morningstar Foreign Large Blend Funds average (+.8%).

We continue to think many of the International markets are undervalued while the U.S. markets are a bit overvalued.  Barring a world-wide recession, we think International stocks have a larger upside then U.S. stocks.  And if the dollar retreats, International investments will benefit going forward.  We cannot predict when the trend will reverse, but it would seem likely.  The entire universe seeks equilibrium, and if all else is equal, currencies, stock markets and the economies in which they exist are subject similarly to correction of extremes.

An International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.

Among our best performing major positions owned at the beginning of the year were Statoil ASA ADR (+37.0%), Templeton Developing Markets Fund (+17.8%), WisdomTree SmallCap Dividend ETF (14.9%), Accenture PLC A (+14.3%), BLDRS Emerging Markets 50 ETF (+12.6%), iShares Australia ETF (+11.1%), and WisdomTree International Small Cap Dividend ETF (+7.0%).  We also added SPDR S&P International Dividend ETF during the year, which experienced a positive return.

Underperformers included Calamos International Growth Fund (-6.2%), First Trust Dorsey Wright Int’l Focus ETF (-3.7%), Putnam Int’l Capital Opportunities Fund (-2.9%), Diageo PLC ADR (-1.9%), and Harbor International Fund (+0.3%).  We also took some short positions dung the year that had a negative effect on performance.

Larger Company Stock Fund Management Discussion of Performance

The LCSF gained +5.00% in 2016, trailing the S&P 500 (+11.96%) and the Morningstar Large Blend Funds average (+10.37%).  The major difference was due to a larger cash equivalent position and emphasis on more conservative “value”/income-oriented positions that did not participate in the yearend rally.  We are not satisfied with this performance and are working to re-evaluate and make adjustments to the portfolio in 2017.

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Among the better performing positions were Microchip Technology Inc. (+40.9%), Verizon Communications (+20.4%), iShares U.S. Utilities ETF (+16.5%), First Trust Cloud Computing ETF (+15.4%), Mairs & Power Growth Fund (+15.4%), Johnson & Johnson (+15.2%), and Franklin Rising Dividends Fund (+14.4%).  During the year we added AT&T Inc., SPDR S&P 500 High Div. Low Volatility ETF and a few others that provided helpful returns.

Underperforming major holdings included iShares NASDAQ Biotechnology ETF (-21.5%), VF Corp (-11.8%), Kimberly-Clark Corp (-7.5%), HCP Inc. (-6.9%), Brown Advisory Growth Fund (-3.0%), iShares U.S. Health Care ETF (-2.8%), Zix Corp (-2.8%), Costco Wholesale Corp (+0.2%), PPL Corp (+4.2%), and Consumer Staples Select Sector ETF (+5.0%).  In the second half of the year we added some short ETFs for risk management purposes that hindered performance.

Short Term Bond Fund Management Discussion of Performance

The Fund’s 0.11% total return trailed its benchmark index. However, our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except that we were unable to make any interest distributions.  Going forward we see short-term interest gradually rising over the next couple years. In the interest of helping this Fund fulfill its purpose better, the Adviser has waived its management fees since mid 2014, and will continue to do so until it can generate interest distributions.

Smaller Company Stock Fund Management Discussion of Performance

The SCSF gained +17.3% compared to +21.3% for the Russell 2000 and +20.8% for the Morningstar Small Blend Funds average.  Our cash position and risk management strategy held the fund back as small caps surged after the election.  We were frankly surprised by the magnitude of the rally.  Though the fund participated and had a double digit return, we are working to adjust the portfolio in 2017 for better comparative performance going forward.

Our best performing positions were Inventure Foods (+38.7%), Eastgroup Properties Inc (+37.2%), iShares Russell 2000 Value ETF (+31.6%), WidomTree SmallCap Dividend ETF (+31.1%), Watsco (+29.5%), Franklin Microcap Value Fund (+28.9%), One Liberty Properties (+24.8%), and Aberdeen US Small Cap Equity Fund (+23.3%).

Underperforming major positions included United Guardian (-15.1%), Zix Corp (-26.2%), Acorn Z Fund (-10.4%), and Touchtone Small Cap Y Fund (-11.4%).  In the second half of the year we added some short ETFs for risk management purposes that hindered performance.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

 Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

 Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

December 31, 2016 (UNAUDITED)

 Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

 Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

    Note: Allocations are percent of Net Asset Value.

 AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+0.25%	+2.87%	+2.87%	-0.09%	+5.49%	+2.19%	+4.09%	+4.31%
MSCI ACWI NR USD Index *	+1.19%	+7.86%	+7.86%	+3.13%	+9.36%	+3.56%	N/A	N/A
S&P 500 Index	+3.82%	+11.96%	+11.96%	+8.87%	+14.66%	+6.95%	+7.07%	+8.11%
Morningstar World Stock Funds Index	-0.37%	+5.54%	+5.54%	+2.10%	+9.24%	+3.66%	+5.37%	+5.92%

*While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is considered by management as a closer fit to the AltCat Fund than other indexes.  Over the years the exposure to international stocks has risen and generally ranges between 20% and 35%.  Therefore a world stock index will fit better with this Fund.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

STAAR General Bond Fund (SITGX)--  A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-0.47%	+1.58%	+1.58%	-0.18%	+0.67%	+1.51%	+3.05%	+3.01%
Barcap Intermed Gov/Cred Index	-2.07%	+2.08%	+2.08%	+2.09%	+1.85%	+3.84%	+4.84%	+4.88%
Morningstar Intermed-Term Bd Fd Avg	-2.54%	+3.23%	+3.23%	+2.73%	+2.61%	+4.10%	+4.68%	+4.73%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	-3.31%	-0.10%	-0.10%	-5.33%	+0.58%	-1.49%	+2.18%	+2.98%
EAFE Index	-0.71%	+1.00%	+1.00%	-1.60%	+6.53%	+0.75%	+4.31%	+4.17%
Morningstar Foreign Large Blend Fds Avg	-2.22%	+0.79%	+0.79%	-2.10%	+5.75%	+0.54%	+3.12%	+3.56%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	-0.01%	+5.00%	+5.00%	+2.29%	+8.31%	+2.67%	+3.86%	+4.61%
S&P 500 Index	+3.82%	+11.96%	+11.96%	+8.87%	+14.66%	+6.95%	+7.07%	+8.11%
Morningstar Large Blend Fds Avg	+3.86%	+10.37%	+10.37%	+6.80%	+13.18%	+6.07%	+5.88%	+6.76%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

 STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.11%	+0.11%	+0.11%	-0.22%	+0.40%	+0.82%	+2.89%	+2.94%
Barcap 1-3 Year US Govt Index	-0.39%	+1.28%	+1.28%	+0.90%	+0.92%	+2.44%	+3.68%	+3.80%
Morningstar Short-Term Bd Fd Avg	-0.49%	+2.08%	+2.08%	+1.06%	+1.46%	+2.55%	+3.27%	+3.38%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

 Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 12/31/16	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+8.36%	+17.34%	+17.34%	+2.67%	+10.03%	+3.55%	+6.57%	+6.60%
Russell 2000 Index	+8.83%	+21.31%	+21.31%	+6.74%	+14.46%	+7.07%	+8.19%	+8.43%
Morningstar Small Blend Fds Avg	+9.49%	+20.78%	+20.78%	+5.89%	+13.52%	+6.79%	+8.96%	+9.32%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares		Value

COMMON STOCKS - 17.46%

Beverages - 0.97%
250	Diageo Plc. ADR	$ 25,985

Communications Services, NEC - 0.48%
300	AT&T, Inc.	12,759

Electric Services - 2.25%
900	PPL Corp.	30,645
600	Southern Co.	29,514
		60,159
Electronic Computers - 0.43%
100	Apple, Inc.	11,582

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.50%
750	V.F. Corp.	40,013

Miscellaneous Food Preparation - 1.62%
4,400	Inventure Foods, Inc. *	43,340

National Commercial Banks - 0.50%
1,000	Huntington Bancshares, Inc.	13,220

Perfumes, Cosmetics & Other Toilet Preparations - 0.52%
900	United Guardian, Inc.	13,950

Petroleum Refining - 0.85%
250	Exxon Mobil Corp.	22,565

Pharmaceutical Preparations - 2.34%
400	Bristol Myers Squibb Co.	23,376
200	Johnson & Johnson	23,042
300	Zoetis, Inc.	16,059
		62,477
Retail-Eating Places - 0.67%
600	Fiesta Restaurant Group, Inc. *	17,910

Retail-Variety Stores - 0.90%
150	Costco Wholesale Corp.	24,017

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

Services-Business Services, NEC - 0.66%
150	Accenture Plc. Class A	$ 17,570

Services-Computer Processing & Data Preparation - 0.93%
5,000	Zix Corp. *	24,700

Services-Computer Programming - 0.58%
20	Alphabet, Inc. *	15,436

State Commercial Banks - 1.00%
300	Northern Trust Corp.	26,715

Telephone Communications - 1.26%
1,000	Fusion Telecommunications Intl., Inc. *	1,500
600	Verizon Communications, Inc.	32,028
		33,528

TOTAL FOR COMMON STOCKS (Cost $360,251) - 17.46%		465,926

EXCHANGE TRADED FUNDS - 39.03%
500	Builders Emerging Markets 50 ADR Index Fund	16,125
1,050	Consumer Staples Select Sector SPDR Fund	54,295
400	DB X-trackers MSCI EAFE Hedged Equity ETF	11,224
600	First Trust Dorsey Wright International Focus 5 ETF	10,218
350	iShares Global Healthcare ETF	33,187
600	iShares Global Technology ETF	65,928
550	iShares MicroCap ETF	47,212
250	iShares MSCI EAFE Index Fund	14,433
100	iShares NASDAQ Biotechnology ETF	26,538
300	iShares North American Natural Resources ETF	10,785
150	iShares Russell 2000 ETF	20,227
1,100	iShares Russell MidCap Growth Index Fund	107,129
600	iShares S&P 600 SmallCap Growth ETF	90,000
200	iShares S&P Global Infrastructure ETF	7,808
200	iShares U.S. Healthcare ETF	28,826
400	iShares U.S. Medical Devices ETF	53,260
500	iShares U.S. Technology ETF	60,125
200	iShares U.S. Utilities ETF	24,366
900	Powershares Global Water Portfolio	18,720

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
100	PowerShares QQQ ETF	$ 11,848
600	Powershares S&P 500 High Dividend Low Volatility Portfolio	23,508
1,000	ProShares S&P 500 Dividend Aristocrats	53,910
200	ProShares Short MSCI EAFE *	6,384
200	ProShares Short MSCI Emerging Markets *	4,992
100	ProShares Short Russell 2000 ETF *	4,896
200	ProShares Short S&P 500 *	7,308
500	PureFunds ISE Cyber Security ETF	13,220
50	SPDR Gold Shares *	5,480
150	Vanguard Dividend Appreciation ETF	12,777
700	Vanguard REIT Index	57,771
200	WisdomTree India Earnings Fund	4,040
600	WisdomTree International SmallCap Dividend Fund	36,012
400	WisdomTree MidCap Earnings Fund	41,068
700	WisdomTree SmallCap Dividend ETF	57,904
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $766,491) - 39.03%		1,041,524

OPEN END MUTUAL FUNDS - 31.22%
1,195	American Smallcap World Fund Class F-1	54,362
5,350	Franklin Global Mutual Discovery Fund Class A	163,556
3,867	Franklin Natural Resources Fund Class A	105,293
10,203	Live Oak Health Sciences Fund	186,009
2,667	Matthews Asian Growth & Income Fund	39,852
1,761	Vanguard Energy Fund	94,513
1,026	Vanguard Health Care Fund	189,514
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $505,761) - 31.22%		833,099

REAL ESTATE INVESTMENT TRUSTS - 4.81%
350	American Tower Corp.	36,988
560	Eastgroup Properties, Inc.	41,350
700	HCP, Inc.	20,804
2,000	Medical Properties Trust, Inc.	24,600
100	One Liberties Properties, Inc.	2,512
140	Quality Care Properties, Inc. *	2,170
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $108,357) - 4.81%		128,424

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

MONEY MARKET FUND - 7.38%
196,926	Federated Prime Obligations Fund-Institutional Class 0.38% ** (cost $196,926)	$ 196,926

TOTAL INVESTMENTS (Cost $1,937,786) - 99.91%		2,665,899

OTHER ASSETS LESS LIABILITIES - 0.09%		2,390

NET ASSETS - 100.00%		$ 2,668,289

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 88.85%

Automobile Manufacturing - 1.78%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/18	$ 25,090

Banking - Global - 1.43%
20,000	CorpBanca 3.125%, 1/15/18	20,199

Banks - Domestic MTN - 1.73%
25,000	Credit Suisse Nassau 2.00%, 8/31/21 **	24,363

Chemicals Domestic - 1.77%
25,000	Dow Chemical Co. Sr 1.90%, 3/15/18	24,933

Commerce-Banks Central US - 12.82%
30,000	BMO Harris Bank CD 1.00%, 12/8/21 **	29,965
50,000	GE Capital Retail Bank CD 1.75%, 4/5/17	50,025
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	50,239
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,554
		180,783
Commerce-Banks Eastern US - 13.87%
50,000	Discover Bank CD 1.45%, 3/1/17	50,069
40,000	Discover Bank CD 1.75%, 4/4/17	40,112
35,000	Goldman Sachs Bank CD 1.6%, 3/11/19	35,152
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,058
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	20,239
		195,630
Commercial Service-Finance - 5.33%
25,000	Air Lease Corp. 2.125%, 1/15/18	25,044
50,000	GATX Corp. 2.50%, 7/30/19	50,076
		75,120
Diversified Banking Institution - 10.45%
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	24,625
25,000	Goldman Sachs Group, Inc. 2.25%, 8/31/26 **	24,100
50,000	Royal Bank of Canada 2.00%, 1/29/21	49,523
50,000	Royal Bank of Canada 2.25%, 3/19/21	49,123
		147,371
Electric Services - 1.42%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,027

**Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares/Principal		Value

Finance-Auto Loans - 5.31%
25,000	Ford Motor Credit Co. 1.684%, 9/8/17	$ 24,960
25,000	Ford Motor Credit Co. 2.90%, 3/20/19	24,999
25,000	Ford Motor Credit Co. 3.50%, 3/20/21	24,999
		74,958
Finance Investor Broker - Banker - 1.71%
25,000	Jefferies Group LLC. 3.00%, 8/26/2024 **	24,199

Food & Beverage - 3.19%
25,000	Beam, Inc. 1.75%, 6/15/18	24,936
20,000	Conagra Foods, Inc. 1.90%, 1/25/18	20,022
		44,958
Gold & Silver Ores - 1.77%
25,000	Goldcorp, Inc., New 2.125%, 3/15/18	24,988

Integrated Oils - 3.97%
25,000	ConcocoPhillips Co. 2.875%, 11/15/21	25,191
30,000	Petrobras International Fin 5.875%, 3/1/18	30,756
		55,947
Oil & Gas Field Machinery & Equipment - 2.51%
35,000	Transocean, Inc. 6.00%, 3/15/2018	35,438

Media Diversified - 5.27%
75,000	Viacom, Inc. 2.20%, 4/1/19	74,380

Medical-HMO - 1.78%
25,000	Catholic Health 1.60%, 11/1/17	25,109

Metal Mining - 1.40%
20,000	Teck Resources, Ltd. 2.50%, 2/1/18	19,700

Services-High School - 3.56%
50,000	Jefferson High School 2.00%, 8/01/18	50,302

Short Term Corporate - 3.85%
20,000	Deutsche Bank AG 2.25%, 9/15/18	19,400
35,000	Deutsche Bank AG 2.85%, 5/10/19	34,851
		54,251
Telephone-Integrated - 2.15%
30,000	Centurylink, Inc. 6.00%, 4/1/17	30,300

**Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares/Principal		Value

Water, Sewer, Pipeline - 1.78%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	$ 25,132

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,253,928) - 88.85%		1,253,178

EXCHANGE TRADED FUNDS - 8.90%
600	iShares Lehman TIPS Bond	67,902
1,000	Spdr Barclays Short Term Treasury	30,050
300	Vanguard Mortgage-Backed Securities	15,687
150	Vanguard Short-Term Corp. Bond Index Fund	11,906
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $118,188) - 8.90%		125,545

REVENUE BOND - 0.81%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	11,501
TOTAL FOR REVENUE BOND (Cost $50,004) - 0.81%		11,501

MONEY MARKET FUND - 0.80%
11,307	Federated Prime Obligations Fund - Institutional Class 0.38% ** (Cost $11,307)	11,307

TOTAL INVESTMENTS (Cost $1,433,427) - 99.37%		1,401,531

OTHER ASSETS LESS LIABILITIES - 0.63%		8,904

NET ASSETS - 100.00%		$ 1,410,435

**Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares		Value

COMMON STOCK - 2.09%

Beverages - 1.20%
200	Diageo Plc. ADR	$ 20,788

Petroleum Refining - 0.21%
200	Statoil ASA ADR	3,648

Services - Business Services - 0.68%
100	Accenture Plc Class A	11,713

TOTAL FOR COMMON STOCK (Cost $28,151) - 2.09%		36,149

EXCHANGE TRADED FUNDS - 34.35%
1,400	Builders Emerging Markets 50 ADR Index Fund	45,150
3,000	DB X-Trackers MSCI EAFE Hedged Equity Fund	84,180
4,700	First Trust Dorsey Wright International Focus 5 ETF	80,041
400	iShares MSCI Australia ETF	8,092
400	iShares MSCI EAFE ETF	23,092
500	iShares MSCI Switzerland Capped ETF	14,730
500	ProShares Short MSCI EAFE *	15,960
500	ProShares Short MSCI Emerging Markets *	12,480
600	SPDR S&P International Dividend ETF	21,636
700	Vanguard Global Ex-U.S Real Estate ETF	34,699
500	WisdomTree India Earnings Fund	10,100
1,000	WisdomTree International High Dividend ETF	38,110
1,100	WisdomTree International Dividend Ex-Financial Fund	41,107
2,750	WisdomTree International Small Cap Dividend Fund	165,055
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $586,792) - 34.35%		594,432

OPEN END MUTUAL FUNDS - 60.27%
4,550	American Europacific Growth Fund Class-F-1	204,352
2,123	Calamos International Growth Class A *	33,926
4,014	Harbor International Fund Institutional Class	234,431
2,500	Putnam International Capital Opportunities Fund Class A	80,750
6,819	Sextant International Fund	99,417
6,076	Templeton Developing Markets Trust Class A	96,122
17,508	T Rowe Price International Growth & Income Funds	224,280
5,549	The Aberdeen International Equity Fund Institutional Service Class	69,526
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $747,672) - 60.27%		1,042,804

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

MONEY MARKET FUND - 3.16%
54,755	Federated Prime Obligations Fund - Institutional Class 0.38% ** (cost $54,755)	$ 54,755

TOTAL INVESTMENTS (Cost $1,417,370) - 99.88%		1,728,140

OTHER ASSETS LESS LIABILITIES - 0.12%		2,058

NET ASSETS - 100.00%		$ 1,730,198

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares		Value

COMMON STOCK - 12.07%

Beverages - 1.01%
250	Pepsico, Inc.	$ 26,158

Communications Services, NEC - 0.49%
300	AT&T, Inc.	12,759

Converted Paper & Paperboard Products - 0.93%
210	Kimberly Clark Corp.	23,965

Electric Services - 2.33%
900	PPL Corp.	30,645
600	Southern Co.	29,514
		60,159
Heavy Construction Other Than Blgs Const - Contractors - 0.22%
100	Jacobs Engineering Group, Inc. *	5,700

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.44%
700	V.F. Corp.	37,345

Pharmaceutical Preparations - 1.29%
150	Johnson & Johnson	17,282
300	Zoetis, Inc.	16,059
		33,341
Retail-Variety Stores - 1.24%
200	Costco Wholesale Corp.	32,022

Semiconductors & Related Devices - 1.99%
800	Microchip Technology, Inc.	51,320

Services-Computer Processing - 0.10%
500	Zix Corp. *	2,470

Telephone Communications - 1.03%
500	Verizon Communications, Inc.	26,690

TOTAL FOR COMMON STOCK (Cost $205,729) - 12.07%		311,929

EXCHANGE TRADED FUNDS - 27.72%
1,800	Consumer Staples Select Sector SPDR	93,078
1,400	First Trust ISE Cloud Computing Index	48,272

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
300	iShares Core S&P 500 ETF	$ 67,497
50	iShares Nasdaq Biotechnology	13,269
1,900	iShares Russell Mid Cap Growth Index	185,041
250	iShares U.S. Healthcare ETF	36,032
400	iShares U.S. Medical Devices ETF	53,260
200	iShares U.S. Real Estate ETF	15,388
300	iShares U.S. Tech ETF	36,075
200	iShares U.S. Utilities ETF	24,366
300	PowerShares S&P 500 High Dividend Low Volatility Portfolio	11,754
150	PowerShares QQQ ETF	17,772
400	ProShares Short S&P 500 *	14,616
300	ProShares S&P 500 Dividend Aristocrats	16,173
500	PureFunds ISE Cyber Security ETF	13,220
300	Vanguard Dividend Appreciation ETF	25,554
550	Vanguard REIT Index	45,392
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $528,283) - 27.72%		716,759

OPEN-END MUTUAL FUNDS - 52.83%
6,002	AF Fundamental Investors Fund Class F-1	326,578
8,326	AMG Yacktman Service	178,098
11,060	Brown Advisory Growth Equity Fund	190,560
6,200	Franklin Rising Dividends Fund Class A	326,306
3,025	Mairs & Power Growth Fund	344,279
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $662,614) - 52.83%		1,365,821

REAL ESTATE INVESTMENT TRUSTS - 2.14%
400	American Tower Corp.	42,272
400	HCP, Inc.	11,888
80	Quality Care Properties, Inc. *	1,240
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $42,718) - 2.14%		55,400

MONEY MARKET FUND - 5.22%
134,885	Federated Prime Obligations Fund - Institutional Class 0.38% ** (Cost $134,885)	134,885

TOTAL INVESTMENTS (Cost $1,574,229) - 99.99%		2,584,794

OTHER ASSETS LESS LIABILITIES - 0.01%		349

NET ASSETS - 100.00%		$ 2,585,143

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 53.32%

Banking - 2.77%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	$ 30,054

Banks - Domestic MTN - 2.31%
25,000	Credit Suisse NY MTN 1.375%, 5/26/17	25,006

Commerce-Banks Eastern US - 2.33%
25,000	Discover Bank CD 2.05%, 10/9/18	25,307

Commerce-US Banks Domestic - 16.06%
20,000	GE Capital Bank CD 1.15%, 5/23/17	20,035
50,000	GE Capital Retail Bank CD 1.05%, 2/28/17	50,046
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	25,011
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	49,064
30,000	Synchrony Bank CD 1.10%, 6/13/17	30,051
		174,207
Commercial Services-Finance - 5.07%
30,000	Air Lease Corp. 2.125%, 1/15/18	30,053
25,000	GATX Corp. SR NT 1.25%, 3/4/17	24,993
		55,046
Communication Services, Nec - 3.68%
40,000	AT&T, Inc. 1.40%, 12/01/17	39,912

Home Improvement - 2.31%
25,000	Whirlpool Corp. SR GLBL 1.35%, 03/01/17	25,005

Larger Company Stocks - 3.65%
40,000	EMC Corp. 1.875%, 6/1/2018	39,557

Oil & Gas Field Services, NEC - 2.77%
30,000	FMC Technologies, Inc. 2.00%, 10/01/17	30,021

Services-Health Services - 2.30%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	24,991

Services-High School - 4.61%
50,000	Jefferson Union High School 1.45%, 8/1/17	50,031

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares/Principal		Value

Short Term Corporate - 5.46%
20,000	Deutsche Bank AG 2.25%, 9/15/18	$ 19,400
40,000	Deutsche Bank AG 2.85%, 5/10/19	39,830
		59,230

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $579,068) - 53.32%		578,367

EXCHANGE TRADED FUNDS - 4.39%
600	Vanguard Short-Term Corporate Bond Index Fund	47,622
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $47,899) - 4.39%		47,622

MONEY MARKET FUND - 42.07%
456,370	Federated Prime Obligations Fund - Institutional Shares 0.38% * (Cost $456,370)	456,370

TOTAL INVESTMENTS (Cost $1,083,337) - 99.78%		1,082,359

OTHER ASSETS LESS LIABILITIES - 0.22%		2,374

NET ASSETS - 100.00%		$ 1,084,733

* Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Shares		Value

COMMON STOCK - 3.17%

Footwear (No Rubber) - 0.24%
200	Steve Madden Ltd. *	$ 7,150

Miscellaneous Food Preparation - 1.47%
4,500	Inventure Foods, Inc. *	44,325

Perfumes, Cosmetics & Other Toilet Preparations - 0.31%
600	United Guardian, Inc.	9,300

Services-Computer Processing & Data Preparation - 0.66%
4,000	Zix Corp. *	19,760

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.49%
100	Watsco, Inc.	14,812

TOTAL FOR COMMON STOCK (Cost $69,967) - 3.17%		95,347

EXCHANGE TRADED FUNDS - 50.75%
300	Guggenheim S&P SmallCap 600 Pure Growth ETF	28,971
2,575	iShares MicroCap ETF	221,038
200	iShares Russell 2000 ETF	26,970
750	iShares Russell 2000 Value ETF	89,205
4,250	iShares S&P SmallCap 600 Growth ETF	637,500
300	ProShares Short Russell 2000 ETF *	14,688
300	WisdomTree Midcap Earnings	30,801
5,000	WisdomTree Small Cap Dividend	413,600
300	WisdomTree Small Cap Earnings ETF	29,289
1,000	WisdomTree U.S. Small Cap Quality Dividend Growth ETF	33,990
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $909,294) - 50.75%		1,526,052

OPEN END MUTUAL FUNDS - 40.09%
11,985	Aberdeen Smallcap Fund Class A *	395,631
13,055	Columbia Acorn Fund Class Z	199,614
3,982	Franklin Microcap Value Fund Class A	134,726
1,300	Hancock Horizon Burkenroad Smallcap Class D *	83,616
2,000	Touchstone Smallcap Core Fund Class Y	34,960
50,360	Wasatch Smallcap Value Fund	357,049
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $850,515) - 40.09%		1,205,596

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2016

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 2.26%
500	EastGroup Properties, Inc.	$ 36,920
1,500	Medical Properties Trust, Inc.	18,450
500	One Liberties Properties, Inc.	12,560
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $48,845) - 2.26%		67,930

MONEY MARKET FUND - 3.74%
112,327	Federated Prime Obligations Fund - Institutional Class 0.38%** (Cost $112,327)	112,327

TOTAL INVESTMENTS (Cost $1,990,947) - 100.02%		3,007,252

LIABILITIES LESS OTHER ASSETS - (0.02)%		(474)

NET ASSETS - 100.00%		$ 3,006,778

** Variable rate security; the coupon rate shown represents the yield at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

       December 31, 2016

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $1,937,780; $1,433,427; $1,417,370; $1,574,229; $1,083,337; $1,990,947, respectively)	$2,665,899	$1,401,531	$1,728,140	$2,584,794	$1,082,359	$3,007,252
Receivables:
Dividends and Interest	3,942	9,404	3,321	2,222	2,265	1,623
Shareholder Subscriptions	759	141	730	352	57	420
Prepaid Expenses	1,539	752	1,039	1,567	472	1,660
Total Assets	2,672,139	1,411,828	1,733,230	2,588,935	1,085,153	3,010,955
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	646	107	417	629	-	730
Accrued Administrative Fees	80	43	52	79	37	91
Accrued Trustee Fees	38	26	19	21	2	7
Accrued Distribution Fees	5	49	3	41	4	12
Other Accrued Expenses	3,055	1,150	2,541	2,325	377	3,337
Dividends Payable	26	18	-	697	-	-
Total Liabilities	3,850	1,393	3,032	3,792	420	4,177
Net Assets	$2,668,289	$1,410,435	$1,730,198	$2,585,143	$1,084,733	$3,006,778

Net Assets Consist of:
Paid In Capital	$1,906,877	$1,581,552	$1,485,278	$1,563,815	$1,096,662	$1,986,361
Accumulated Undistributed Net Investment Loss on Investments	-	-	-	-	-	-
Accumulated Undistributed Realized Gain (Loss) on Investments	33,299	(139,221)	(65,850)	10,763	(10,951)	4,112
Unrealized Appreciation (Depreciation) in Value of Investments	728,113	(31,896)	310,770	1,010,565	(978)	1,016,305
Net Assets (for 194,193; 145,301; 179,501; 183,769; 121,655; 218,853, shares outstanding, respectively)	$2,668,289	$1,410,435	$1,730,198	$2,585,143	$1,084,733	$3,006,778
Net Asset Value and Offering Price Per Share	$ 13.74	$ 9.71	$ 9.64	$ 14.07	$ 8.92	$ 13.74

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $0, $0, $24, $0, $0, $0 respectively)	$ 52,193	$ 2,045	$ 37,909	$ 45,396	$ 808	$ 28,517
Interest	1,040	30,934	369	579	12,607	503
Total Investment Income	53,233	32,979	38,278	45,975	13,415	29,020

Expenses:
Advisory Fees (Note 3)	22,752	3,690	15,328	22,956	2,822	24,596
Distribution Fees (Note 3)	172	494	64	423	45	134
Transfer Agent and Fund Accounting Fees	12,876	6,705	8,442	12,744	4,630	13,908
Administrative Fees	2,844	1,476	1,916	2,869	1,129	3,074
Audit and Tax Service Fees	8,446	4,192	5,780	8,484	2,990	9,050
Legal Fees	3,760	2,046	2,428	3,860	1,420	4,026
Custody Fees	4,362	2,664	2,928	3,411	2,605	3,494
Printing Fees	732	366	432	723	216	816
Insurance Fees	4,209	2,065	2,881	4,280	1,118	4,549
Director's Fees	2,095	1,081	1,396	2,146	777	2,236
Registration Fees	1,894	965	1,279	1,916	552	2,033
Other	2,196	1,097	1,429	2,161	703	2,387
Total Expenses	66,338	26,841	44,303	65,973	19,007	70,303
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(2,822)	-
Net Expenses	66,338	26,841	44,303	65,973	16,185	70,303

Net Investment Income (Loss)	(13,105)	6,138	(6,025)	(19,998)	(2,770)	(41,283)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(8,578)	1,427	(30,298)	61,684	(124)	(83,546)
Capital Gain Distributions from Investment Companies	27,714	49	-	61,926	-	92,929
Net Change in Unrealized Appreciation on Investments	69,336	14,680	31,184	36,139	2,125	506,568
Net Realized and Unrealized Gain (Loss) on Investments	88,472	16,156	886	159,749	2,001	515,951

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 75,367	$ 22,294	$(5,139)	$139,751	$ (769)	$ 474,668

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (13,105)	$ (15,410)
Net Realized Gain on Investments	19,136	30,929
Net Change in Unrealized Appreciation (Depreciation) on Investments	69,336	(177,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,367	(161,804)

Distributions to Shareholders from:
Realized Gains	(4,613)	(30,235)
Net Change in Net Assets from Distributions	(4,613)	(30,235)

Capital Share Transactions:
Proceeds from Sale of Shares	59,019	265,045
Shares Issued on Reinvestment of Dividends	4,586	29,888
Cost of Shares Redeemed	(627,578)	(315,933)
Net Decrease from Shareholder Activity	(563,973)	(21,000)

Net Assets:
Net Decrease in Net Assets	(493,219)	(213,039)
Beginning of Period	3,161,508	3,374,547
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,668,289	$ 3,161,508

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 6,138	$ 12,586
Net Realized Gain on Investments	1,476	2,583
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,680	(49,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,294	(34,703)

Distributions to Shareholders from:
Net Investment Income	(6,236)	(12,657)
Net Change in Net Assets from Distributions	(6,236)	(12,657)

Capital Share Transactions:
Proceeds from Sale of Shares	217,431	342,969
Shares Issued on Reinvestment of Dividends	6,178	12,563
Cost of Shares Redeemed	(347,652)	(455,971)
Net Decrease from Shareholder Activity	(124,043)	(100,439)

Net Assets:
Net Decrease in Net Assets	(107,985)	(147,799)
Beginning of Period	1,518,420	1,666,219
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,410,435	$ 1,518,420

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (6,025)	$ (5,909)
Net Realized Loss on Investments	(30,298)	(39,862)
Net Change in Unrealized Appreciation (Depreciation) on Investments	31,184	(126,017)
Net Decrease in Net Assets Resulting from Operations	(5,139)	(171,788)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	41,080	82,511
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(426,297)	(168,179)
Net Decrease from Shareholder Activity	(385,217)	(85,668)

Net Assets:
Net Decrease in Net Assets	(390,356)	(257,456)
Beginning of Period	2,120,554	2,378,010
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,730,198	$ 2,120,554

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (19,998)	$ (25,887)
Net Realized Gain on Investments	123,610	138,718
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,139	(240,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,751	(127,709)

Distributions to Shareholders from:
Realized Gains	(108,972)	(140,346)
Net Change in Net Assets from Distributions	(108,972)	(140,346)

Capital Share Transactions:
Proceeds from Sale of Shares	32,739	240,818
Shares Issued on Reinvestment of Dividends	108,275	139,614
Cost of Shares Redeemed	(744,602)	(388,373)
Net Decrease from Shareholder Activity	(603,588)	(7,941)

Net Assets:
Net Decrease in Net Assets	(572,809)	(275,996)
Beginning of Period	3,157,952	3,433,948
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,585,143	$ 3,157,952

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,770)	$ (290)
Net Realized Gain (Loss) on Investments	(124)	2
Net Change in Unrealized Appreciation on Investments	2,125	1,430
Net Increase (Decrease) in Net Assets Resulting from Operations	(769)	1,142

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,119,185	165,539
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(875,722)	(620,772)
Net Increase (Decrease) from Shareholder Activity	243,463	(455,233)

Net Assets:
Net Increase (Decrease) in Net Assets	242,694	(454,091)
Beginning of Period	842,039	1,296,130
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,084,733	$ 842,039

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (41,283)	$ (33,372)
Net Realized Gain on Investments	9,383	353,996
Net Change in Unrealized Appreciation (Depreciation) on Investments	506,568	(557,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	474,668	(236,609)

Distributions to Shareholders from:
Realized Gains	-	(353,276)
Net Change in Net Assets from Distributions	-	(353,276)

Capital Share Transactions:
Proceeds from Sale of Shares	57,643	351,033
Shares Issued on Reinvestment of Dividends	-	351,636
Cost of Shares Redeemed	(936,719)	(445,754)
Net Increase (Decrease) from Shareholder Activity	(879,076)	256,915

Net Assets:
Net Decrease in Net Assets	(404,408)	(332,970)
Beginning of Period	3,411,186	3,744,156
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 3,006,778	$ 3,411,186

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96

Income From Investment Operations: ***
Net Investment Loss *	(0.06)	(0.07)	(0.05)	(0.06)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.44	(0.67)	0.39	2.65	1.16
Total from Investment Operations	0.38	(0.74)	0.34	2.59	1.10

Distributions:
From Net Realized Gain	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)
Total from Distributions	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)

Net Asset Value, at End of Period	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00

Total Return **	2.87%	(5.20)%	2.25%	20.01%	9.18%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,668	$ 3,162	$ 3,375	$ 3,499	$ 2,816
Ratio of Expenses to Average Net Assets	2.34%	2.09%	1.97%	1.96%	2.16%
Ratio of Net Investment Loss to Average Net Assets	(0.46)%	(0.46)%	(0.35)%	(0.42)%	(0.46)%
Portfolio Turnover	20.49%	29.65%	25.18%	21.90%	10.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85

Income From Investment Operations: ***
Net Investment Income *	0.04	0.07	0.08	0.14	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.11	(0.27)	(0.09)	(0.21)	0.32
Total from Investment Operations	0.15	(0.20)	(0.01)	(0.07)	0.46

Distributions:
From Net Investment Income	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)

Net Asset Value, at End of Period	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17

Total Return **	1.58%	(2.02)%	(0.08)%	(0.68)%	4.68%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,410	$ 1,518	$ 1,666	$ 2,071	$ 2,377
Ratio of Expenses to Average Net Assets	1.98%	1.57%	1.53%	1.46%	1.61%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.72%	0.83%	1.37%	1.37%
Portfolio Turnover	20.36%	17.30%	12.92%	5.07%	22.53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.03)	(0.03)	0.06	(0.02)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02	(0.77)	(1.06)	0.98	1.29
Total from Investment Operations	(0.01)	(0.80)	(1.00)	0.96	1.26

Distributions:
From Net Investment Income	-	-	(0.06)	-	-
From Net Realized Gain	-	-	(0.91)	(0.08)	(0.21)
Total from Distributions	-	-	(0.97)	(0.08)	(0.21)

Net Asset Value, at End of Period	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54

Total Return **	(0.10)%	(7.57)%	(8.10)%	8.31%	11.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,730	$ 2,121	$ 2,378	$ 2,985	$ 2,664
Ratio of Expenses to Average Net Assets	2.32%	2.14%	1.99%	1.98%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32)%	(0.25)%	0.48%	(0.18)%	(0.31)%
Portfolio Turnover	11.11%	17.45%	17.58%	14.37%	12.86%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43

Income From Investment Operations: ***
Net Investment Loss *	(0.10)	(0.11)	(0.10)	(0.10)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80	(0.48)	1.06	3.35	1.32
Total from Investment Operations	0.70	(0.59)	0.96	3.25	1.24

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(0.62)	(0.65)	(1.65)	-	-
Total from Distributions	(0.62)	(0.65)	(1.65)	-	-

Net Asset Value, at End of Period	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67

Total Return **	5.00%	(3.87)%	6.03%	25.65%	10.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,585	$ 3,158	$ 3,434	$ 3,694	$ 2,969
Ratio of Expenses to Average Net Assets	2.31%	2.07%	1.99%	1.94%	2.14%
Ratio of Net Investment Loss to Average Net Assets	(0.70)%	(0.77)%	(0.61)%	(0.72)%	(0.66)%
Portfolio Turnover	9.45%	30.02%	21.72%	15.81%	5.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.02)	(0.00) (a)	(0.01)	0.06	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03	0.00 (a)	(0.06)	(0.04)	0.16
Total from Investment Operations	0.01	0.00	(0.07)	0.02	0.22

Distributions:
From Net Investment Income	-	-	-	(0.06)	(0.06)
Return of Capital	-	-	-	-	-
From Net Realized Gain	-	-	-	-	-
Total from Distributions	-	-	-	(0.06)	(0.06)

Net Asset Value, at End of Period	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02

Total Return **	0.11%	0.00%	(0.78)%	0.23%	2.48%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,085	$ 842	$ 1,296	$ 1,287	$ 1,280
Ratio of Expenses to Average Net Assets	1.44%	1.47%	1.48%	1.52%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25)%	(0.03)%	(0.11)%	0.69%	0.64%
Portfolio Turnover	30.80%	0.00%	3.31%	48.25%	16.74%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.25)%	(0.06)%	-	(0.04)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35

Income From Investment Operations: ***
Net Investment Loss *	(0.16)	(0.13)	(0.17)	(0.16)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.19	(0.82)	0.01	3.91	1.43
Total from Investment Operations	2.03	(0.95)	(0.16)	3.75	1.32

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	-	(1.35)	(0.92)	(0.33)	-
Total from Distributions	-	(1.35)	(0.92)	(0.33)	-

Net Asset Value, at End of Period	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67

Total Return **	17.34%	(6.76)%	(1.09)%	32.14%	12.75%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,007	$ 3,411	$ 3,744	$ 4,403	$ 3,254
Ratio of Expenses to Average Net Assets	2.29%	2.09%	1.98%	1.94%	2.13%
Ratio of Net Investment Loss to Average Net Assets	(1.35)%	(0.94)%	(1.15)%	(1.21)%	(0.95)%
Portfolio Turnover	5.84%	39.36%	12.38%	10.62%	14.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2016.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Assets Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 465,926	-	-	$ 465,926
Exchange Traded Funds	1,041,524	-	-	1,041,524
Open-End Funds	833,099	-	-	833,099
Real Estate Investment Trusts	128,424	-	-	128,424
Short-Term Investments	196,926	-	-	196,926
Total	$ 2,665,899	-	-	$ 2,665,899

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,253,178	-	$ 1,253,178
Exchange Traded Funds	125,545	-	-	125,545
Revenue Bond	11,501	-	-	11,501
Short-Term Investments	11,307	-	-	11,307
Total	$ 148,353	$ 1,253,178	-	$ 1,401,531

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 36,149	-	-	$ 36,149
Exchange Traded Funds	594,432	-	-	594,432
Open-End Funds	1,042,804	-	-	1,042,804
Short-Term Investments	54,755	-	-	54,755
Total	$1,728,140	-	-	$ 1,728,140

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 311,929	-	-	$ 311,929
Exchange Traded Funds	716,759	-	-	716,759
Open-End Funds	1,365,821	-	-	1,365,821
Real Estate Investment Trusts	55,400	-	-	55,400
Short-Term Investments	134,885	-	-	134,885
Total	$ 2,584,794	-	-	$ 2,584,794

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 578,367	-	$ 578,367
Exchange Traded Funds	47,622	-	-	47,622
Short-Term Investments	456,370	-	-	456,370
Total	$ 503,992	$ 578,367	-	$1,082,359

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 95,347	-	-	$ 95,347
Exchange Traded Funds	1,526,052	-	-	1,526,052
Open-End Funds	1,205,596	-	-	1,205,596
Real Estate Investment Trusts	67,930	-	-	67,930
Short-Term Investments	112,327	-	-	112,327
Total	$ 3,007,252	-	-	$ 3,007,252

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2016.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2014-2016, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Indemnification: In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds expect the risk of loss to be remote.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Reclassifications: In accordance with GAAP, the Funds recorded a permanent book/tax difference of $13,105, $98, $6,025, $19,998, $2,770, and $41,283 from net investment loss to paid-in-capital for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively for the year ended December 31, 2016. This reclassification has no impact on the net asset

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2016, the Adviser earned $22,752, $3,690, $15,328, $22,956, $2,822, and $24,596 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the year ended December 31, 2016, the Adviser voluntarily waived $2,822 in expenses for the STBF.  As of December 31, 2016, the Fund owed the Adviser for management fees $646, $107, $417, $629, $0, and $730 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the year ended December 31, 2016, the distribution fees were as follows, $172, $494, $64, $423, $45, and $134 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2016, the Fund owed $5, $49, $3, $41, $4, and $12 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2016, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	3,292	30,883	1,512	2,632	1,890	3,694
Employees	-	-	-	3,048	-	-
	3,292	30,883	1,512	5,680	1,890	3,694
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 31,967	$ 275,476	$ 21,275	$ 36,163	$ 18,223	$ 50,760
Employees	-	-	-	$ 41,877	-	-
	$ 31,967	$ 275,476	$ 21,275	$ 78,040	$ 18,223	$ 50,760

Shares Outstanding	145,287	121,649	183,744	218,823	179,425	194,138

Percentage of Ownership (Weisbrod+Employee)	2.27%	25.39%	0.82%	2.60%	1.05%	1.90%

Percentage of Ownership (Weisbrod only)	2.27%	25.39%	0.82%	1.20%	1.05%	1.90%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

Aggregate annual Trustee fees for the year ended December 31, 2016, were $9,731.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at December 31, 2016, was $1,906,877 representing 194,193 shares outstanding for the ACF, $1,581,552 representing 145,301 shares outstanding for the GBF, $1,485,278 representing 179,501 shares outstanding for the INTF, $1,563,815 representing 183,769 shares outstanding for the LCSF, $1,096,662 representing 121,655 shares outstanding for the STBF, and $1,986,361 representing 218,853 shares outstanding for the SCSF. Transactions in capital shares for the year ended December 31, 2016 and year ended December 31, 2015 were as follows:

	December 31, 2016
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	4,475	22,244	4,344	2,301	125,208	4,978
Shares issued on Reinvestment of Dividends	334	634	-	7,695	-	-
Shares Redeemed	(46,908)	(35,695)	(44,572)	(52,007)	(98,032)	(77,377)
Net Increase (Decrease)	(42,099)	(12,817)	(40,228)	(42,011)	27,176	(72,399)

	December 31, 2016
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 59,019	$ 217,431	$ 41,080	$ 32,739	$1,119,185	$ 57,643
Shares issued on Reinvestment of Dividends	4,586	6,178	-	108,275	-	-
Shares Redeemed	(627,578)	(347,652)	(426,297)	(744,602)	(875,722)	(936,719)
Net Increase (Decrease)	$(563,973)	$(124,043)	$(385,217)	$(603,588)	$ 243,463	$(879,076)

	December 31, 2015
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	19,463	34,747	8,147	16,009	18,507	25,644
Shares issued on Reinvestment of Dividends	2,234	1,287	-	9,980	-	30,029
Shares Redeemed	(22,200)	(46,764)	(16,147)	(25,740)	(69,527)	(31,744)
Net Increase (Decrease)	(503)	(10,730)	(8,000)	249	(51,020)	23,929

	December 31, 2015
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 265,045	$ 342,969	$ 82,511	$ 240,818	$ 165,539	$ 351,033
Shares issued on Reinvestment of Dividends	29,888	12,563	-	139,614	-	351,636
Shares Redeemed	(315,933)	(455,971)	(168,179)	(388,373)	(620,772)	(445,754)
Net Increase (Decrease)	$ (21,000)	$(100,439)	$ (85,668)	$ (7,941)	$(455,233)	$ 256,915

Note 5. Investment Transactions

For the year ended December 31, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $530,774 and $1,204,015 for the ACF, $285,054 and $369,615 for the GBF, $203,598 and $637,912 for the INTF, $257,130 and $1,085,033 for the LCSF, $239,828 and $440,029 for the STBF, and $172,970 and $1,148,488 for the SCSF, respectively.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

Note 6. Tax Matters

At December 31, 2016, the tax cost basis for investments held were as follows: $1,937,780 for the ACF, $1,433,425 for the GBF, $1,417,370 for the INTF, $1,574,229 for the LCSF, $1,083,337 for the STBF, and $1,990,947 for the SCSF, respectively.

At December 31, 2016, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$759,098	$(30,985)	$728,113

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$13,685	$(45,581)	$(31,896)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$326,541	$(15,771)	$310,770

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,017,702	$(7,137)	$1,010,565

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,540	$(2,518)	$(978)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,068,168	$(51,863)	$1,016,305

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	33,299
Unrealized appreciation on investments	728,113

GBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(139,221)
Unrealized depreciation on investments	(31,896)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

INTF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(65,850)
Unrealized appreciation on investments	310,770

LCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	10,763
Unrealized appreciation on investments	1,010,565

STBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(10,951)
Unrealized depreciation on investments	(978)

SCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	4,112
Unrealized appreciation on investments	1,016,305

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the year ended December 31, 2016 and year ended December 31, 2015 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
December 31, 2016

Ordinary Distribution	$ -	$ 6,236	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 4,613	$ -	$ -	$ 108,972	$ -	$ -

December 31, 2015

Ordinary Distribution	$ -	$ 12,657	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 30,237	$ -	$ -	$ 140,346	$ -	$ 353,278

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

As of December 31, 2016, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2017	-	55,195	-	-	10,707	-
2018	-	-	-	-	-	-
No Expiration	-	-	30,298	-	-	-
	$ -	$ 55,195	$30,298	$ -	$ 10,707	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of December 31, 2016, Ronald & Shirley Franck, owned approximately 31.12% of the ACF Fund.  As of December 31, 2016, Ronald & Shirley Franck, owned approximately 2.67% of the INTF Fund.  As of December 31, 2016, Ronald & Shirley Franck, owned approximately 26.67% of the SCSF Fund.

Note 8.  New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

Staar Investment Trust

We have audited the accompanying statements of assets and liabilities of Staar Investment Trust (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 2016, 2015, 2014, 2013, and 2012. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Staar Investment Trust as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

February 27, 2017

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2016 through December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,025.62	$11.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.32	$11.89

* Expenses are equal to the Fund's annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period).

General Bond

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$991.15	$9.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.04	$9.17

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,020.11	$11.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.47	$11.74

* Expenses are equal to the Fund's annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$995.19	$11.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.52	$11.69

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$996.65	$6.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,142.14	$12.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.52	$11.69

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

DECEMBER 31, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 64	Trustee	Continuous, 16 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 78	Trustee	Continuous, 17 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 67	Secretary/ Trustee	Continuous, 21 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

DECEMBER 31, 2016 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 67	Indeterminate / 21 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 67	Indeterminate / 21 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 78	Indeterminate / 17 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 64	Indeterminate / 16 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition,

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2016 (UNAUDITED)

divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2016.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2016 (UNAUDITED)

  Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370. Proxy records are available at www.sec.gov.

Advisory Agreement Renewal

During a Board meeting held on December 20, 2016, the Trustees reviewed and discussed amongst other things, the renewal of the advisory agreement.  There were multiple considerations taken into account; performance, conflicts of interest, and expenses.  It was decided to renew the agreement for an additional year.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

(f) The Code of Ethics may be found at www.staarfunds.com

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(b) Audit related fees include fees billed in connection with assurance and related services provided by the registrant.

(c) Tax fees include fees billed in connection with the tax compliance, planning, and advice services provided by the Registrant.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                              Fiscal Year Ended December 31,

                                          2016               2015

Audit Fees                  $ 29,500         $ 29,900

Audit-Related                         0                    0

Tax Fees                          9,000             9,000

All Other Fees                        0                    0

                                      ---------          ---------

Total                           $ 38,500        $ 38,900

(e)  The Audit Committee annually meets with the independent registered accounting firm to review and approve the audit plan prior to execution.  Items covered in the related report and meeting include, among other things: update of the auditor’s understanding the entity and its operating environment, audit objectives, anticipated reports to be issued, other services to be rendered, audit planning activities to date and resulting service fees segregated as prescribed into audit, audit-related and tax service fees. Upon conclusion of the meeting, the Audit Committee Chairman executes an engagement letter covering audit, audit-related and tax service fees.

 During the course of the audit work, the Audit Committee Chairman is kept informed of any significant issues that arise, including those that have an effect on audit scope. At the conclusion of the audit, and prior to issuance, the Audit Committee meets with the independent registered accounting firm to review a summary of the audit through review of various reports, including the required communication to the Audit Committee.

Using the above described procedures, the Audit Committee considers 100% of the independent registered accounting fees to be approved. The Registrant considers the Audit Committee's administration of the engagement to be in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(f) There were no audit, audit-related or tax services provided by persons other than the Registrant's independent registered accounting firm's full-time, permanent employees.

(g) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor.

(h) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor or to any entity controlling, controlled by, or under common control with the advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF  INVESTMENTS.

Not applicable – schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Date: July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: July 26, 2017

The STAAR Investment Trust

(Registrant)

Date: July 26, 2017